UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 6th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1709
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2024

Date of reporting period:  March 31, 2024

Item 1. Reports to Stockholders.

(a)

Unusual Whales Subversive Democratic Trading ETF
Ticker Symbol:  NANC

Unusual Whales Subversive Republican Trading ETF
Ticker Symbol:  KRUZ

Semi-Annual Report
March 31, 2024

https://www.subversiveetfs.com/

(This Page Intentionally Left Blank.)

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-800-617-0004. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of March 31, 2024

	One Year	Since Inception(1)
Unusual Whales Subversive Democratic Trading ETF – NAV	37.52%	33.11%
Unusual Whales Subversive Democratic Trading ETF – Market	37.90%	33.37%
S&P 500 Index(2)	29.88%	25.95%

(1)	Commencement date of the Fund was February 6, 2023.
(2)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One cannot invest directly in an index.

The following is expense information for the Unusual Whales Subversive Democratic Trading ETF as disclosed in the Fund’s most recent prospectus dated January 31, 2024:

Gross Expenses: 0.76%; Net Expenses: 0.76%. Subversive Capital Advisor, LLC (the “Adviser”) is paid a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of a Fund’s average daily net assets. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses; distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the1940 Act, and the unified management fee payable to the Adviser (collectively, the “Excluded Expenses”). See Note 3.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fees and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 1-800-617-0004. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return (%) – As of March 31, 2024

	One Year	Since Inception(1)
Unusual Whales Subversive Republican Trading ETF – NAV	25.37%	18.87%
Unusual Whales Subversive Republican Trading ETF – Market	25.59%	19.16%
S&P 500® Index(2)	29.88%	25.95%

(1)	Commencement date of the Fund was February 6, 2023.
(2)	The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. One cannot invest directly in an index.

The following is expense information for the Unusual Whales Subversive Republican Trading ETF as disclosed in the Fund’s most recent prospectus dated January 31, 2024:

Gross Expenses: 0.83%; Net Expenses: 0.83%. Subversive Capital Advisor, LLC (the “Adviser”) is paid a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of a Fund’s average daily net assets. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short; taxes; brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses; distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the1940 Act, and the unified management fee payable to the Adviser (collectively, the “Excluded Expenses”). See Note 3.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Expense Examples (Unaudited)
March 31, 2024

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including broker commissions on the purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund specific expenses. The Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2023 – March 31, 2024).

ACTUAL EXPENSES

The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

Unusual Whales Subversive Democratic Trading ETF

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	(10/1/2023 –
	(10/1/2023)	(3/31/2024)	3/31/2024)
Actual(2)	$1,000.00	$1,288.00	$4.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.25	$3.79

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.75%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(2)	Based on the actual NAV return for the six-month period ended March 31, 2024 of 28.80%.

Unusual Whales Subversive Republican Trading ETF

			Expenses Paid
	Beginning	Ending	During Period(3)
	Account Value	Account Value	(10/1/2023 –
	(10/1/2023)	(3/31/2024)	3/31/2024)
Actual(4)	$1,000.00	$1,234.90	$4.19
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.25	$3.79

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.75%, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

(4)	Based on the actual NAV return for the six-month period ended March 31, 2024 of 23.49%.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Sector Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
March 31, 2024

Top 10 Equity Holdings(1) (% of Net Assets) (Unaudited)
March 31, 2024

NVIDIA Corp.	11.38%
Microsoft Corp.	9.39%
Salesforce, Inc.	4.90%
Amazon, Inc.	4.90%
Alphabet, Inc., Class C	4.89%
Apple, Inc.	4.89%
Netflix, Inc.	2.97%
Crowdstrike Holdings, Inc., Class A	2.03%
Walt Disney Co.	1.84%
Tesla, Inc.	1.05%

(1)	Fund Holdings and Sector allocations are subject to change at anytime and are not recommendations to buy or sell any security.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Sector Allocation of Portfolio(1) (% of Net Assets) (Unaudited)
March 31, 2024

Top 10 Equity Holdings(1) (% of Net Assets) (Unaudited)
March 31, 2024

Comfort System USA, Inc.	2.42%
ConocoPhillips	2.18%
NVIDIA Corp.	2.12%
Shell PLC	2.10%
Intel Corp.	2.03%
Elevance Health, Inc.	1.88%
Amazon, Inc.	1.66%
NGL Energy Partners LP	1.63%
Accenture plc, Class A	1.45%
Chevron Corp.	1.43%

(1)	Fund Holdings and Sector allocations are subject to change at anytime and are not recommendations to buy or sell any security.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited)
March 31, 2024

	Shares	Value
COMMON STOCKS – 95.81%

Aerospace & Defense – 0.28%
Ducommun, Inc.(a)	237	$12,158
Embraer SA – ADR(a)	1,482	39,480
General Dynamics Corp.	240	67,798
Hexcel Corp.	163	11,875
Huntington Ingalls Industries, Inc.	5	1,457
Lockheed Martin Corp.	8	3,639
Northrop Grumman Corp.	33	15,796
Raytheon Technologies Corp.	82	7,997
TransDigm Group, Inc.(a)	13	16,011
Woodward, Inc.	78	12,021
		188,232
Air Freight & Logistics – 0.67%
CH Robinson Worldwide, Inc.	78	5,939
Expeditors International of Washington, Inc.	156	18,965
FedEx Corp.	159	46,069
United Parcel Service, Inc. – Class B	2,534	376,628
		447,601
Automobile Components – 0.15%
Aptiv PLC(a)(b)	395	31,462
BorgWarner, Inc.	858	29,807
Fox Factory Holding Corp.(a)	159	8,279
Goodyear Tire & Rubber Co.(a)	312	4,284
Lear Corp.	160	23,181
QuantumScape Corp.(a)	624	3,925
		100,938
Automobiles – 1.33%
Ford Motor Co.	13,189	175,150
Harley-Davidson, Inc.	156	6,823
Lucid Group, Inc.(a)	1,092	3,112
Rivian Automotive, Inc. – Class A(a)	468	5,125
Tesla, Inc.(a)	3,986	700,699
		890,909
Banks – 1.60%
Bank of America Corp.	3,698	140,228
Bank of Hawaii Corp.	156	9,733
Bank of Nova Scotia(b)	78	4,039
Cathay General Bancorp	234	8,852
Citigroup, Inc.	325	20,553

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Banks – 1.60% (Continued)
Citizens Financial Group, Inc.	858	$31,137
Comerica, Inc.	312	17,157
Credicorp Ltd.(b)	39	6,608
Cullen/Frost Bankers, Inc.	156	17,561
Fifth Third Bancorp	1,872	69,657
First Horizon Corp.	3,823	58,874
Huntington Bancshares, Inc.	4,447	62,036
JPMorgan Chase & Co.	624	124,987
KeyCorp	2,106	33,296
M&T Bank Corp.	174	25,307
OceanFirst Financial Corp.	312	5,120
Pacific Premier Bancorp, Inc.	234	5,616
PNC Financial Services Group, Inc.	405	65,448
Regions Financial Corp.	312	6,564
Seacoast Banking Corp. of Florida	546	13,863
Synovus Financial Corp.	156	6,249
Truist Financial Corp.	1,176	45,840
US Bancorp	269	12,024
Veritex Holdings, Inc.	479	9,815
Wells Fargo & Co.	4,305	249,518
Western Alliance Bancorp	167	10,720
Zions Bancorp NA	312	13,541
		1,074,343
Beverages – 0.75%
Ambev SA – ADR	2,262	5,610
Anheuser-Busch InBev SA – ADR	156	9,482
Celsius Holdings, Inc.(a)	321	26,617
Coca-Cola Co.	3,515	215,047
Constellation Brands, Inc. – Class A	10	2,718
Diageo PLC – ADR	92	13,684
Fomento Economico Mexicano SAB de CV – ADR	156	20,322
Keurig Dr Pepper, Inc.	234	7,177
Molson Coors Beverage Co. – Class B	234	15,737
Monster Beverage Corp.(a)	780	46,238
PepsiCo, Inc.	807	141,233
		503,865
Biotechnology – 1.13%
AbbVie, Inc.	1,197	217,973
Agios Pharmaceuticals, Inc.(a)	412	12,047
Amgen, Inc.	624	177,415

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Biotechnology – 1.13% (Continued)
Arcutis Biotherapeutics, Inc.(a)	3,916	$38,808
BioCryst Pharmaceuticals, Inc.(a)	2,509	12,746
Biogen, Inc.(a)	82	17,682
BioNTech SE – ADR(a)	162	14,944
Genmab AS – ADR(a)	156	4,666
Gilead Sciences, Inc.	239	17,507
Incyte Corp.(a)	156	8,887
Insmed, Inc.(a)	475	12,887
Intellia Therapeutics, Inc.(a)	477	13,122
Ionis Pharmaceuticals, Inc.(a)	156	6,763
Moderna, Inc.(a)	156	16,623
Regeneron Pharmaceuticals, Inc.(a)	80	76,999
Vertex Pharmaceuticals, Inc.(a)	254	106,175
		755,244
Broadline Retail – 5.01%
Amazon.com, Inc.(a)	18,188	3,280,751
Etsy, Inc.(a)	399	27,419
Macy’s, Inc.	1,170	23,388
MercadoLibre, Inc.(a)	11	16,632
Qurate Retail, Inc. – Class A(a)	6,630	8,155
		3,356,345
Building Products – 0.32%
Advanced Drainage Systems, Inc.	78	13,435
Allegion PLC(b)	78	10,507
Builders FirstSource, Inc.(a)	162	33,785
Carlisle Cos., Inc.	11	4,310
Carrier Global Corp.	174	10,115
Fortune Brands Innovations, Inc.	87	7,366
Johnson Controls International PLC(b)	318	20,772
Lennox International, Inc.	3	1,466
Masco Corp.	234	18,458
Trane Technologies PLC(b)	316	94,863
		215,077
Capital Markets – 2.27%
Ameriprise Financial, Inc.	156	68,397
Ares Management Corp. – Class A	312	41,490
Bank of New York Mellon Corp.	1,562	90,002
BlackRock, Inc.	169	140,895
Blackstone, Inc.	859	112,847

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Capital Markets – 2.27% (Continued)
Carlyle Group, Inc.	156	$7,318
Cboe Global Markets, Inc.	78	14,331
Charles Schwab Corp.	1,813	131,152
CME Group, Inc.	86	18,515
FactSet Research Systems, Inc.	13	5,907
Franklin Resources, Inc.	312	8,770
Goldman Sachs Group, Inc.	7	2,924
Interactive Brokers Group, Inc. – Class A	78	8,713
Intercontinental Exchange, Inc.	323	44,390
KKR & Co., Inc.	546	54,917
LPL Financial Holdings, Inc.	234	61,823
Moody’s Corp.	78	30,656
Morgan Stanley	3,987	375,417
MSCI, Inc.	6	3,363
Nasdaq, Inc.	1,878	118,502
Northern Trust Corp.	312	27,743
Open Lending Corp.(a)	1,726	10,805
Raymond James Financial, Inc.	234	30,050
S&P Global, Inc.	85	36,163
State Street Corp.	234	18,093
Stifel Financial Corp.	78	6,097
T Rowe Price Group, Inc.	234	28,529
UBS Group AG(b)	474	14,561
XP, Inc. – Class A(b)	312	8,006
		1,520,376
Chemicals – 1.07%
Air Products and Chemicals, Inc.	242	58,629
Albemarle Corp.	161	21,210
Celanese Corp.	234	40,215
CF Industries Holdings, Inc.	243	20,220
Corteva, Inc.	1,404	80,969
Dow, Inc.	234	13,556
DuPont de Nemours, Inc.	1,969	150,963
Eastman Chemical Co.	156	15,634
Ecolab, Inc.	312	72,041
FMC Corp.	78	4,969
International Flavors & Fragrances, Inc.	156	13,414
Linde PLC(b)	158	73,363
Minerals Technologies, Inc.	234	17,616
Mosaic Co.	624	20,255

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Chemicals – 1.07% (Continued)
PPG Industries, Inc.	550	$79,695
Scotts Miracle-Gro Co.	237	17,678
Sherwin-Williams Co.	5	1,737
Westlake Corp.	78	11,918
		714,082
Commercial Services & Supplies – 0.41%
Cintas Corp.	78	53,588
Copart, Inc.(a)	1,104	63,944
GFL Environmental, Inc.(b)	624	21,528
Republic Services, Inc.	312	59,729
Stericycle, Inc.(a)	78	4,115
Tetra Tech, Inc.	78	14,407
Veralto Corp.	112	9,930
Waste Connections, Inc.(b)	5	860
Waste Management, Inc.	240	51,156
		279,257
Communications Equipment – 0.75%
Arista Networks, Inc.(a)	312	90,474
Cisco Systems, Inc.	5,102	254,641
CommScope Holding Co., Inc.(a)	5,384	7,053
EMCORE Corp.(a)	24,505	8,454
F5, Inc.(a)	34	6,446
Infinera Corp.(a)	9,204	55,500
Juniper Networks, Inc.	234	8,672
Lumentum Holdings, Inc.(a)	156	7,387
Motorola Solutions, Inc.	159	56,442
Telefonaktiebolaget LM Ericsson – ADR	468	2,579
Viavi Solutions, Inc.(a)	1,014	9,217
		506,865
Construction & Engineering – 1.27%
Ameresco, Inc. – Class A(a)	564	13,609
API Group Corp.(a)	17,267	678,075
Argan, Inc.	156	7,884
EMCOR Group, Inc.	78	27,316
Fluor Corp.(a)	312	13,191
Quanta Services, Inc.	390	101,322
WillScot Mobile Mini Holdings Corp.(a)	156	7,254
		848,651

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Construction Materials – 0.68%
Eagle Materials, Inc.	78	$21,197
Martin Marietta Materials, Inc.	6	3,684
Vulcan Materials Co.	1,577	430,394
		455,275
Consumer Finance – 1.21%
Ally Financial, Inc.	1,335	54,188
American Express Co.	2,317	527,558
Capital One Financial Corp.	546	81,294
Discover Financial Services	781	102,381
OneMain Holdings, Inc.	312	15,940
Synchrony Financial	702	30,270
		811,631
Consumer Staples Distribution & Retail – 1.23%
BJ’s Wholesale Club Holdings, Inc.(a)	156	11,801
Casey’s General Stores, Inc.	4	1,274
Costco Wholesale Corp.	341	249,826
Dollar General Corp.	235	36,674
Dollar Tree, Inc.(a)	547	72,833
Kroger Co.	624	35,649
Performance Food Group Co.(a)	468	34,932
Sysco Corp.	477	38,723
Target Corp.	323	57,239
US Foods Holding Corp.(a)	312	16,839
Walgreens Boots Alliance, Inc.	5,004	108,537
Walmart, Inc.	2,606	156,803
		821,130
Containers & Packaging – 0.76%
AptarGroup, Inc.	78	11,223
Avery Dennison Corp.	78	17,414
Ball Corp.	3,691	248,626
Berry Global Group, Inc.	2,128	128,701
Graphic Packaging Holding Co.	486	14,181
International Paper Co.	156	6,087
Packaging Corp. of America	78	14,803
Sealed Air Corp.	390	14,508
Westrock Co.	1,093	54,049
		509,592

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Distributors – 0.06%
Genuine Parts Co.	78	$12,085
LKQ Corp.	468	24,995
Pool Corp.	6	2,421
		39,501
Diversified Consumer Services – 0.01%
WW International, Inc.(a)	2,818	5,213

Diversified Telecommunication Services – 0.29%
AT&T, Inc.	2,290	40,304
BCE, Inc.(b)	156	5,301
Liberty Global Ltd. – Class C(a)(b)	1,482	26,142
Telkom Indonesia Persero Tbk PT – ADR	234	5,209
Verizon Communications, Inc.	2,914	122,271
		199,227
Electric Utilities – 0.24%
Alliant Energy Corp.	78	3,931
American Electric Power Co., Inc.	234	20,147
Avangrid, Inc.	78	2,842
Duke Energy Corp.	161	15,570
Edison International	78	5,517
Entergy Corp.	156	16,486
Eversource Energy	156	9,324
FirstEnergy Corp.	390	15,062
NextEra Energy, Inc.	549	35,088
Portland General Electric Co.	390	16,380
PPL Corp.	234	6,442
Southern Co.	156	11,191
Xcel Energy, Inc.	78	4,193
		162,173
Electrical Equipment – 0.88%
Acuity Brands, Inc.	15	4,031
AMETEK, Inc.	393	71,879
ChargePoint Holdings, Inc.(a)	8,203	15,586
Eaton Corp. PLC(b)	237	74,105
Emerson Electric Co.	468	53,080
Hubbell, Inc.	17	7,056
Plug Power, Inc.(a)	4,933	16,970
Regal Rexnord Corp.	167	30,077
Rockwell Automation, Inc.	82	23,889
Sensata Technologies Holding PLC(b)	5,176	190,166

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Electrical Equipment – 0.88% (Continued)
Shoals Technologies Group, Inc. – Class A(a)	710	$7,938
Vertiv Holdings Co. – Class A	1,092	89,183
		583,960
Electronic Equipment, Instruments & Components – 0.38%
Advanced Energy Industries, Inc.	78	7,954
Amphenol Corp. – Class A	390	44,987
CDW Corp.	78	19,951
Coherent Corp.(a)	156	9,457
Corning, Inc.	2,502	82,465
Jabil, Inc.	156	20,896
Keysight Technologies, Inc.(a)	82	12,823
TE Connectivity Ltd.(b)	79	11,474
Teledyne Technologies, Inc.(a)	2	859
Vishay Intertechnology, Inc.	720	16,330
Vontier Corp.	624	28,305
		255,501
Energy Equipment & Services – 0.20%
Baker Hughes Co.	396	13,266
ChampionX Corp.	2,268	81,399
Patterson-UTI Energy, Inc.	2,028	24,214
TechnipFMC PLC(b)	468	11,751
		130,630
Entertainment – 5.21%
Electronic Arts, Inc.	234	31,045
Liberty Media Corp.-Liberty Formula One – Class A(a)	234	13,745
Liberty Media Corp.-Liberty Formula One – Class C(a)	2,962	194,307
Live Nation Entertainment, Inc.(a)	78	8,250
Netflix, Inc.(a)	3,280	1,992,043
Playtika Holding Corp.	624	4,399
Walt Disney Co.	10,092	1,234,857
Warner Bros Discovery, Inc.(a)	1,248	10,895
		3,489,541
Financial Services – 0.81%
Affirm Holdings, Inc.(a)	551	20,530
Apollo Global Management, Inc.	246	27,663
Block, Inc.(a)	164	13,871
Equitable Holdings, Inc.	234	8,894
Fidelity National Information Services, Inc.	468	34,716
Fiserv, Inc.(a)	78	12,466

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Financial Services – 0.81% (Continued)
Flywire Corp.(a)	546	$13,546
Global Payments, Inc.	165	22,054
Jack Henry & Associates, Inc.	78	13,551
Mastercard, Inc. – Class A	257	123,764
MGIC Investment Corp.	1,092	24,417
PayPal Holdings, Inc.(a)	314	21,035
Shift4 Payments, Inc. – Class A(a)	78	5,153
Visa, Inc. – Class A	641	178,891
Voya Financial, Inc.	313	23,137
WEX, Inc.(a)	2	475
		544,163
Food Products – 0.49%
Archer-Daniels-Midland Co.	705	44,281
Beyond Meat, Inc.(a)	1,873	15,508
Conagra Brands, Inc.	390	11,560
General Mills, Inc.	320	22,390
Hershey Co.	4	778
Hormel Foods Corp.	237	8,269
J M Smucker Co.	82	10,321
Kellanova	551	31,567
Kraft Heinz Co.	702	25,904
Lamb Weston Holdings, Inc.	546	58,165
Mondelez International, Inc. – Class A	944	66,081
Pilgrim’s Pride Corp.(a)	270	9,266
Tyson Foods, Inc. – Class A	234	13,743
Utz Brands, Inc.	644	11,875
		329,708
Gas Utilities – 0.10%
Atmos Energy Corp.	156	18,544
Brookfield Infrastructure Corp. – Class A(b)	234	8,433
Northwest Natural Holding Co.	710	26,426
Spire, Inc.	245	15,036
		68,439
Ground Transportation – 0.50%
CSX Corp.	1,179	43,706
JB Hunt Transport Services, Inc.	78	15,542
Norfolk Southern Corp.	163	41,544
Old Dominion Freight Line, Inc.	312	68,425
Uber Technologies, Inc.(a)	972	74,834

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Ground Transportation – 0.50% (Continued)
U-Haul Holding Co.(a)	165	$11,144
Union Pacific Corp.	318	78,205
		333,400
Health Care Equipment & Supplies – 1.91%
Abbott Laboratories	1,174	133,437
Alcon, Inc.(b)	156	12,993
Align Technology, Inc.(a)	22	7,214
Artivion, Inc.(a)	12,130	256,672
Baxter International, Inc.	156	6,667
Becton Dickinson & Co.	82	20,291
Boston Scientific Corp.(a)	784	53,696
DENTSPLY SIRONA, Inc.	234	7,766
Dexcom, Inc.(a)	164	22,747
Edwards Lifesciences Corp.(a)	468	44,722
Globus Medical, Inc. – Class A(a)	183	9,816
Haemonetics Corp.(a)	78	6,657
ICU Medical, Inc.(a)	156	16,742
IDEXX Laboratories, Inc.(a)	5	2,700
Insulet Corp.(a)	4	686
Integra LifeSciences Holdings Corp.(a)	234	8,295
Intuitive Surgical, Inc.(a)	170	67,845
Koninklijke Philips NV(a)(b)	1,255	25,100
Medtronic PLC(b)	1,489	129,767
ResMed, Inc.	78	15,446
Steris PLC(b)	27	6,070
Stryker Corp.	246	88,036
Tactile Systems Technology, Inc.(a)	11,640	189,151
Teleflex, Inc.	2	452
Zimmer Biomet Holdings, Inc.	1,094	144,386
		1,277,354
Health Care Providers & Services – 1.48%
Cardinal Health, Inc.	156	17,456
Centene Corp.(a)	624	48,972
Cigna Group	392	142,370
CVS Health Corp.	1,817	144,924
DaVita, Inc.(a)	78	10,768
Elevance Health, Inc.	253	131,191
Fresenius Medical Care AG & Co. KGaA – ADR	156	3,008
HCA Healthcare, Inc.	637	212,459
HealthEquity, Inc.(a)	234	19,101

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Health Care Providers & Services – 1.48% (Continued)
Laboratory Corp. of America Holdings	170	$37,138
McKesson Corp.	86	46,169
Molina Healthcare, Inc.(a)	85	34,921
NeoGenomics, Inc.(a)	702	11,035
Quest Diagnostics, Inc.	11	1,464
UnitedHealth Group, Inc.	245	121,202
US Physical Therapy, Inc.	93	10,497
		992,675
Health Care REITs – 0.03%
Ventas, Inc.	468	20,377

Health Care Technology – 0.01%
Phreesia, Inc.(a)	156	3,733
Veeva Systems, Inc. – Class A(a)	3	695
		4,428
Hotels, Restaurants & Leisure – 1.96%
Airbnb, Inc. – Class A(a)	234	38,601
Aramark	156	5,073
Booking Holdings, Inc.	2	7,256
Caesars Entertainment, Inc.(a)	234	10,235
Carnival Corp.(a)(b)	243	3,971
Choice Hotels International, Inc.	87	10,992
Darden Restaurants, Inc.	78	13,038
Domino’s Pizza, Inc.	344	170,927
DoorDash, Inc. – Class A(a)	234	32,226
Expedia Group, Inc.(a)	156	21,489
Full House Resorts, Inc.(a)	1,950	10,862
Hilton Worldwide Holdings, Inc.	78	16,638
Las Vegas Sands Corp.	468	24,196
Marriott International, Inc. – Class A	720	181,663
Marriott Vacations Worldwide Corp.	632	68,085
McDonald’s Corp.	388	109,397
MGM Resorts International(a)	1,495	70,579
Penn Entertainment, Inc.(a)	5,960	108,532
Planet Fitness, Inc. – Class A(a)	157	9,833
Restaurant Brands International, Inc.(b)	1,092	86,759
Sabre Corp.(a)	3,062	7,410
Starbucks Corp.	2,364	216,045
Vail Resorts, Inc.	16	3,565
Wyndham Hotels & Resorts, Inc.	78	5,987
Wynn Resorts Ltd.	546	55,818

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Hotels, Restaurants & Leisure – 1.96% (Continued)
Yum! Brands, Inc.	156	$21,629
		1,310,806
Household Durables – 0.95%
DR Horton, Inc.	1,857	305,569
Helen of Troy Ltd.(a)(b)	78	8,989
iRobot Corp.(a)	156	1,367
Mohawk Industries, Inc.(a)	1,188	155,497
Newell Brands, Inc.	780	6,263
NVR, Inc.(a)	3	24,300
PulteGroup, Inc.	390	47,042
Sony Group Corp. – ADR	234	20,063
Tempur Sealy International, Inc.	624	35,456
Toll Brothers, Inc.	78	10,091
Tri Pointe Homes, Inc.(a)	317	12,255
Whirlpool Corp.	86	10,288
		637,180
Household Products – 0.81%
Central Garden & Pet Co. – Class A(a)	255	9,415
Clorox Co.	85	13,014
Colgate-Palmolive Co.	1,497	134,805
Kimberly-Clark Corp.	156	20,179
Procter & Gamble Co.	2,268	367,982
		545,395
Independent Power & Renewable Elec Producers – 0.03%
AES Corp.	663	11,888
Atlantica Sustainable Infrastructure PLC(b)	390	7,207
		19,095
Industrial Conglomerates – 0.12%
3M Co.	468	49,640
General Electric Co.	87	15,271
Honeywell International, Inc.	82	16,831
		81,742
Industrial REITs – 0.09%
Americold Realty Trust, Inc.	702	17,494
Prologis, Inc.	234	30,471
STAG Industrial, Inc.	390	14,992
		62,957

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Insurance – 1.73%
Aegon Ltd.(b)	6,414	$38,805
Aflac, Inc.	702	60,274
Allstate Corp.	720	124,567
American International Group, Inc.	245	19,152
Aon PLC – Class A(b)	165	55,064
Arch Capital Group Ltd.(a)(b)	110	10,168
Arthur J Gallagher & Co.	234	58,509
Brighthouse Financial, Inc.(a)	78	4,020
Brown & Brown, Inc.	114	9,980
Chubb Ltd.(b)	79	20,471
Cincinnati Financial Corp.	78	9,685
Fidelity National Financial, Inc.	156	8,284
Hartford Financial Services Group, Inc.	78	8,038
Horace Mann Educators Corp.	156	5,770
Lincoln National Corp.	390	12,453
Loews Corp.	312	24,426
Manulife Financial Corp.(b)	312	7,797
Markel Group, Inc.(a)	2	3,043
Marsh & McLennan Cos., Inc.	643	132,445
MetLife, Inc.	234	17,342
Principal Financial Group, Inc.	468	40,393
Progressive Corp.	1,350	279,206
Prudential Financial, Inc.	637	74,784
Reinsurance Group of America, Inc.	78	15,045
Travelers Cos., Inc.	156	35,902
Unum Group	468	25,113
W R Berkley Corp.	395	34,934
Willis Towers Watson PLC(b)	83	22,825
		1,158,495
Interactive Media & Services – 5.63%
Alphabet, Inc. – Class C(a)	21,519	3,276,482
IAC, Inc.(a)	234	12,482
Match Group, Inc.(a)	321	11,646
Meta Platforms, Inc. – Class A	883	428,767
Pinterest, Inc. – Class A(a)	468	16,226
Snap, Inc. – Class A – Class A(a)	936	10,745
TripAdvisor, Inc.(a)	624	17,341
ZoomInfo Technologies, Inc.(a)	468	7,502
		3,781,191

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
IT Services – 1.51%
Accenture PLC – Class A(b)	798	$276,595
Cloudflare, Inc. – Class A(a)	312	30,211
Cognizant Technology Solutions Corp. – Class A	234	17,150
DXC Technology Co.(a)	1,178	24,985
Endava PLC – ADR(a)	276	10,499
EPAM Systems, Inc.(a)	12	3,314
Gartner, Inc.(a)	312	148,721
GoDaddy, Inc. – Class A(a)	78	9,257
International Business Machines Corp.	1,895	361,870
Kyndryl Holdings, Inc.(a)	788	17,147
MongoDB, Inc.(a)	78	27,974
Okta, Inc.(a)	78	8,160
Rackspace Technology, Inc.(a)	8,049	12,717
Shopify, Inc. – Class A(a)(b)	164	12,656
Snowflake, Inc. – Class A(a)	78	12,605
Thoughtworks Holding, Inc.(a)	702	1,776
Twilio, Inc. – Class A(a)	162	9,906
VeriSign, Inc.(a)	78	14,782
		1,000,325
Leisure Products – 0.30%
Hasbro, Inc.	243	13,734
Mattel, Inc.(a)	2,028	40,175
Topgolf Callaway Brands Corp.(a)	8,916	144,172
		198,081
Life Sciences Tools & Services – 0.59%
Agilent Technologies, Inc.	237	34,486
Avantor, Inc.(a)	1,831	46,819
Azenta, Inc.(a)	171	10,308
Bio-Rad Laboratories, Inc. – Class A(a)	7	2,421
Bio-Techne Corp.	78	5,490
Bruker Corp.	234	21,982
Charles River Laboratories International, Inc.(a)	6	1,626
CryoPort, Inc.(a)	945	16,727
Danaher Corp.	588	146,835
Illumina, Inc.(a)	4	549
IQVIA Holdings, Inc.(a)	78	19,725
Medpace Holdings, Inc.(a)	78	31,524
Mettler-Toledo International, Inc.(a)	1	1,331
Thermo Fisher Scientific, Inc.	87	50,565
West Pharmaceutical Services, Inc.	8	3,166
		393,554

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Machinery – 1.50%
Caterpillar, Inc.	247	$90,508
Chart Industries, Inc.(a)	78	12,848
Cummins, Inc.	82	24,161
Deere & Co.	157	64,486
Dover Corp.	78	13,821
Flowserve Corp.	624	28,504
Fortive Corp.	398	34,236
IDEX Corp.	78	19,034
Illinois Tool Works, Inc.	317	85,061
Ingersoll Rand, Inc.	156	14,812
ITT, Inc.	78	10,610
Kadant, Inc.	78	25,592
Nordson Corp.	24	6,589
Oshkosh Corp.	1,512	188,562
Otis Worldwide Corp.	78	7,743
PACCAR, Inc.	319	39,521
Parker-Hannifin Corp.	414	230,097
Pentair PLC(b)	312	26,657
Snap-on, Inc.	78	23,105
Stanley Black & Decker, Inc.	110	10,772
Xylem, Inc.	394	50,921
		1,007,640
Media – 0.31%
Charter Communications, Inc. – Class A(a)	6	1,744
Comcast Corp. – Class A	2,824	122,420
Fox Corp. – Class B	234	6,697
Interpublic Group of Cos., Inc.	234	7,635
Liberty Broadband Corp. – Class A(a)	164	9,368
Liberty Media Corp.-Liberty SiriusXM(a)	254	7,546
News Corp. – Class A	390	10,210
Nexstar Media Group, Inc. – Class A	78	13,439
Omnicom Group, Inc.	78	7,547
Paramount Global – Class B	784	9,228
Trade Desk, Inc. – Class A(a)	156	13,638
		209,472
Metals & Mining – 0.43%
Alamos Gold, Inc. – Class A(b)	1,560	23,010
Alcoa Corp.	702	23,721
Barrick Gold Corp.(b)	1,638	27,256
BHP Group Ltd. – ADR	156	9,000

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Metals & Mining – 0.43% (Continued)
Cleveland-Cliffs, Inc.(a)	1,248	$28,380
Freeport-McMoRan, Inc.	780	36,676
MAG Silver Corp.(a)(b)	1,250	13,225
Nucor Corp.	312	61,744
Pan American Silver Corp.(b)	234	3,529
Reliance Steel & Aluminum Co.	6	2,005
Rio Tinto PLC – ADR	322	20,524
Royal Gold, Inc.	156	19,002
Steel Dynamics, Inc.	78	11,562
United States Steel Corp.	312	12,723
		292,357
Miscellaneous Intermediation – 0.02%
SoFi Technologies, Inc.(a)	1,953	14,257

Mortgage Real Estate Investment Trusts (REITs) – 0.05%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	558	15,847
Rithm Capital Corp.	1,326	14,798
		30,645
Multi-Utilities – 0.17%
Ameren Corp.	156	11,538
CenterPoint Energy, Inc.	390	11,111
Dominion Energy, Inc.	1,097	53,961
National Grid PLC – ADR	168	11,461
Sempra Energy	320	22,986
		111,057
Office REITs – 0.04%
Alexandria Real Estate Equities, Inc.	78	10,055
Douglas Emmett, Inc.	743	10,305
Paramount Group, Inc.	858	4,024
		24,384
Oil, Gas & Consumable Fuels – 0.64%
Antero Midstream Corp.	1,482	20,837
Berry Corp.	6,240	50,233
BP PLC – ADR	36	1,356
Chevron Corp.	316	49,846
Chord Energy Corp.	39	6,951
Clean Energy Fuels Corp.(a)	4,540	12,167
ConocoPhillips	323	41,111
Diamondback Energy, Inc.	156	30,915
Equitrans Midstream Corp.	1,034	12,915

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Oil, Gas & Consumable Fuels – 0.64% (Continued)
Exxon Mobil Corp.	156	$18,133
FLEX LNG Ltd.(b)	549	13,961
Hess Corp.	156	23,812
Kinder Morgan, Inc.	314	5,759
Matador Resources Co.	468	31,248
Murphy Oil Corp.	312	14,258
ONEOK, Inc.	312	25,013
Pioneer Natural Resources Co.	84	22,050
Suncor Energy, Inc.(b)	234	8,637
Valero Energy Corp.	81	13,826
Williams Cos., Inc.	624	24,317
		427,345
Passenger Airlines – 0.11%
Allegiant Travel Co.	158	11,883
American Airlines Group, Inc.(a)	312	4,789
Delta Air Lines, Inc.	156	7,468
Southwest Airlines Co.	396	11,559
United Airlines Holdings, Inc.(a)	780	37,347
		73,046
Personal Care Products – 0.15%
Coty, Inc. – Class A(a)	936	11,195
Estee Lauder Cos., Inc. – Class A	313	48,248
Haleon PLC – ADR	1,178	10,001
Kenvue, Inc.	786	16,868
Unilever PLC – ADR	390	19,574
		105,886
Pharmaceuticals – 1.89%
Bristol-Myers Squibb Co.	948	51,410
Catalent, Inc.(a)	78	4,403
Elanco Animal Health, Inc.(a)	6,735	109,646
Eli Lilly & Co.	573	445,770
Intra-Cellular Therapies, Inc.(a)	156	10,795
Johnson & Johnson	941	148,857
Merck & Co., Inc.	1,309	172,723
Nektar Therapeutics(a)	23,030	21,515
Novartis AG – ADR	707	68,388
Novo Nordisk AS – ADR	860	110,424
Pfizer, Inc.	1,343	37,268
Revance Therapeutics, Inc.(a)	1,723	8,477

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Pharmaceuticals – 1.89% (Continued)
Sanofi – ADR	468	$22,745
Viatris, Inc.	2,340	27,940
Zoetis, Inc.	165	27,920
		1,268,281
Professional Services – 0.84%
Automatic Data Processing, Inc.	234	58,439
Broadridge Financial Solutions, Inc.	320	65,555
CACI International, Inc. – Class A(a)	58	21,972
CBIZ, Inc.(a)	171	13,424
Equifax, Inc.	78	20,867
Jacobs Solutions, Inc.	78	11,991
Leidos Holdings, Inc.	156	20,450
Paychex, Inc.	156	19,157
Paycor HCM, Inc.(a)	234	4,549
RELX PLC – ADR	570	24,675
Science Applications International Corp.	88	11,474
SS&C Technologies Holdings, Inc.	4,074	262,244
TransUnion	78	6,224
Verisk Analytics, Inc.	80	18,858
		559,879
Real Estate Management & Development – 0.07%
CBRE Group, Inc. – Class A(a)	156	15,169
CoStar Group, Inc.(a)	234	22,605
Cushman & Wakefield PLC(a)(b)	312	3,264
Zillow Group, Inc. – Class C(a)	237	11,561
		52,599
Residential REITs – 0.13%
American Homes 4 Rent – Class A	156	5,738
Apartment Investment and Management Co. – Class A(a)	858	7,027
Equity Residential	702	44,304
Invitation Homes, Inc.	156	5,555
Mid-America Apartment Communities, Inc.	78	10,263
Sun Communities, Inc.	78	10,029
UDR, Inc.	156	5,836
		88,752
Retail REITs – 0.08%
Agree Realty Corp.	78	4,455
NNN REIT, Inc.	156	6,667
Regency Centers Corp.	80	4,845

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Retail REITs – 0.08% (Continued)
Simon Property Group, Inc.	234	$36,619
		52,586
Semiconductors & Semiconductor Equipment – 14.88%
Advanced Micro Devices, Inc.(a)	806	145,475
Allegro MicroSystems, Inc.(a)	335	9,032
Analog Devices, Inc.	168	33,229
Applied Materials, Inc.	1,490	307,283
ASML Holding NV(b)	18	17,468
Broadcom, Inc.	92	121,938
Enphase Energy, Inc.(a)	156	18,873
Intel Corp.	9,846	434,898
KLA Corp.	85	59,378
Lam Research Corp.	255	247,750
Marvell Technology, Inc.	239	16,940
Microchip Technology, Inc.	1,969	176,639
Micron Technology, Inc.	3,322	391,631
Monolithic Power Systems, Inc.	22	14,903
NVIDIA Corp.	8,436	7,622,432
NXP Semiconductors NV(b)	238	58,970
ON Semiconductor Corp.(a)	858	63,106
QUALCOMM, Inc.	561	94,977
Skyworks Solutions, Inc.	156	16,898
STMicroelectronics NV(b)	404	17,469
Teradyne, Inc.	88	9,929
Texas Instruments, Inc.	556	96,861
		9,976,079
Software – 17.84%
ACI Worldwide, Inc.(a)	156	5,181
Adobe, Inc.(a)	84	42,386
Appfolio, Inc. – Class A(a)	24	5,922
Aspen Technology, Inc.(a)	78	16,636
Atlassian Corp. – Class A(a)	78	15,219
Autodesk, Inc.(a)	78	20,313
BILL Holdings, Inc.(a)	156	10,720
Cadence Design Systems, Inc.(a)	78	24,280
Crowdstrike Holdings, Inc. – Class A(a)	4,246	1,361,225
Datadog, Inc. – Class A(a)	156	19,282
Descartes Systems Group, Inc.(a)(b)	156	14,279
DocuSign, Inc.(a)	167	9,945
Elastic NV(a)(b)	78	7,819

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Software – 17.84% (Continued)
Everbridge, Inc.(a)	638	$22,222
Fortinet, Inc.(a)	165	11,271
Gen Digital, Inc.	858	19,219
HubSpot, Inc.(a)	3	1,880
Intuit, Inc.	245	159,250
LiveRamp Holdings, Inc.(a)	156	5,382
Marin Software, Inc.(a)	34,723	10,591
Microsoft Corp.	14,961	6,294,391
Oracle Corp.	390	48,988
Palo Alto Networks, Inc.(a)	256	72,737
RingCentral, Inc. – Class A(a)	402	13,965
Roper Technologies, Inc.	156	87,491
Salesforce, Inc.	10,911	3,286,175
SAP SE – ADR	78	15,212
ServiceNow, Inc.(a)	340	259,216
Synopsys, Inc.(a)	79	45,149
Tyler Technologies, Inc.(a)	7	2,975
Workday, Inc. – Class A(a)	87	23,729
Zoom Video Communications, Inc. – Class A(a)	169	11,048
Zscaler, Inc.(a)	78	15,025
		11,959,123
Specialized REITs – 0.14%
American Tower Corp.	78	15,412
Crown Castle, Inc.	78	8,255
Digital Realty Trust, Inc.	82	11,811
Equinix, Inc.	1	825
Farmland Partners, Inc.	468	5,195
Iron Mountain, Inc.	234	18,769
Lamar Advertising Co. – Class A	78	9,314
National Storage Affiliates Trust	468	18,327
VICI Properties, Inc.	234	6,971
		94,879
Specialty Retail – 1.76%
Advance Auto Parts, Inc.	78	6,637
Asbury Automotive Group, Inc.(a)	30	7,073
AutoZone, Inc.(a)	5	15,758
Bath & Body Works, Inc.	2,760	138,055
Best Buy Co., Inc.	78	6,398
CarMax, Inc.(a)	1,718	149,655
Chewy, Inc. – Class A(a)	156	2,482

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Specialty Retail – 1.76% (Continued)
Dick’s Sporting Goods, Inc.	78	$17,539
Gap, Inc.	641	17,660
Home Depot, Inc.	800	306,881
Leslie’s, Inc.(a)	1,880	12,220
Lowe’s Cos., Inc.	811	206,586
Revolve Group, Inc.(a)	949	20,090
Ross Stores, Inc.	399	58,557
TJX Cos., Inc.	1,885	191,177
Tractor Supply Co.	27	7,066
Ulta Beauty, Inc.(a)	4	2,092
Wayfair, Inc. – Class A(a)	156	10,589
		1,176,515
Technology Hardware, Storage & Peripherals – 5.76%
Apple, Inc.	19,100	3,275,267
Dell Technologies, Inc. – Class C	1,419	161,922
Hewlett Packard Enterprise Co.	3,042	53,935
HP, Inc.	2,346	70,896
NetApp, Inc.	312	32,751
Pure Storage, Inc. – Class A(a)	468	24,331
Quantum Corp.(a)	44,165	26,283
Seagate Technology Holdings PLC(b)	2,033	189,171
Western Digital Corp.(a)	312	21,291
Xerox Holdings Corp.	234	4,189
		3,860,036
Textiles, Apparel & Luxury Goods – 0.30%
Carter’s, Inc.	797	67,490
Lululemon Athletica, Inc.(a)	12	4,688
NIKE, Inc. – Class B	1,104	103,754
Tapestry, Inc.	238	11,300
Under Armour, Inc. – Class A(a)	858	6,332
Under Armour, Inc. – Class C(a)	624	4,455
		198,019
Tobacco – 0.89%
Altria Group, Inc.	2,584	112,714
Philip Morris International, Inc.	5,244	480,455
		593,169
Trading Companies & Distributors – 0.34%
Air Lease Corp.	317	16,306
Fastenal Co.	234	18,051

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Trading Companies & Distributors – 0.34% (Continued)
Ferguson PLC(b)	196	$42,812
United Rentals, Inc.	167	120,426
Watsco, Inc.	3	1,296
WESCO International, Inc.	164	28,090
WW Grainger, Inc.	1	1,017
		227,998
Water Utilities – 0.01%
American Water Works Co., Inc.	78	9,532

Wireless Telecommunication Services – 0.25%
TIM SA/Brazil – ADR	1,645	29,199
T-Mobile US, Inc.	866	141,349
		170,548
Total Common Stocks
(Cost $58,892,500)		64,208,608

EXCHANGE TRADED FUNDS – 2.76%
Fidelity Dividend ETF for Rising Rates	4,681	217,901
First Trust Institutional Preferred Securities and Income ETF	2,890	52,656
First Trust Preferred Securities and Income ETF	1,422	24,629
Franklin U.S. Core Bond ETF	789	16,837
Franklin U.S. Large Cap Multifactor Index ETF	327	17,413
Global X Variable Rate Preferred ETF	2,436	57,684
Invesco Variable Rate Preferred ETF	2,500	59,425
iShares 20+ Year Treasury Bond ETF	162	15,328
iShares 7-10 Year Treasury Bond ETF	163	15,430
iShares Core MSCI EAFE ETF	238	17,664
iShares Core S&P 500 ETF	79	41,533
iShares Core S&P Small-Cap ETF	159	17,573
iShares ESG Aware MSCI USA ETF	159	18,279
iShares Expanded Tech-Software Sector ETF	1,258	107,270
iShares Global Healthcare ETF	166	15,463
iShares MSCI EAFE Growth ETF	163	16,918
iShares MSCI USA Min Vol Factor ETF	173	14,459
iShares MSCI USA Value Factor ETF	160	17,330
iShares U.S. Medical Devices ETF	316	18,514
iShares US Telecommunications ETF	718	15,782
iShares US Treasury Bond ETF	717	16,326
Nuveen ESG Large-Cap Growth ETF	3,619	276,057
Schwab US Dividend Equity ETF	3,843	309,860

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS – 2.76% (Continued)
SPDR Blackstone Senior Loan ETF	397	$16,718
SPDR Dow Jones Industrial Average ETF Trust	164	65,233
SPDR Portfolio S&P 500 Growth ETF	3,768	275,629
VanEck Durable High Dividend ETF	783	25,291
Vanguard FTSE Developed Markets ETF	326	16,355
Vanguard FTSE Emerging Markets ETF	400	16,708
Vanguard S&P 500 ETF	81	38,937
Wisdomtree Emerging Markets EX-State-Owned Enterprises Fund	564	16,615
Total Exchange Traded Funds
(Cost $1,785,008)		1,851,817

CLOSED END FUNDS – 0.05%
Ares Capital Corp.	312	6,496
FS KKR Capital Corp.	234	4,462
Golub Capital BDC, Inc.	1,170	19,457
Total Closed End Funds
(Cost $28,736)		30,415

SHORT-TERM INVESTMENTS – 4.12%
Money Market Funds – 4.12%
First American Government Obligations Fund, Class X, 5.23%(c)	2,758,130	2,758,130
Total Short-Term Investments
(Cost $2,758,130)		2,758,130
Total Investments
(Cost $63,464,374) – 102.74%		68,848,970
Liabilities in Excess of Other Assets – (2.74)%		(1,838,653)
Total Net Assets – 100.00%		$67,010,317

ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
PLC – Public Liability Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2024.

The Global Industry Classification Standard (“GICS”®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited)
March 31, 2024

	Shares	Value
COMMON STOCKS – 96.46%

Aerospace & Defense – 2.37%
Axon Enterprise, Inc.(a)	19	$5,945
Boeing Co.(a)	109	21,036
General Dynamics Corp.	18	5,085
Hexcel Corp.	18	1,311
Lockheed Martin Corp.	167	75,963
Raytheon Technologies Corp.	1,031	100,553
Woodward, Inc.	727	112,046
		321,939
Air Freight & Logistics – 0.97%
FedEx Corp.	433	125,457
United Parcel Service, Inc. – Class B	41	6,094
		131,551
Automobile Components – 0.01%
Goodyear Tire & Rubber Co.(a)	111	1,524

Automobiles – 0.08%
Ford Motor Co.	58	770
NIO, Inc. – ADR(a)	18	81
Stellantis NV(b)	168	4,754
Tesla, Inc.(a)	6	1,055
Workhorse Group, Inc.(a)	12,798	3,002
		9,662
Banks – 2.62%
Bank of America Corp.	543	20,591
Citigroup, Inc.	543	34,339
Community Trust Bancorp, Inc.	18	768
Farmers & Merchants Bancorp, Inc.	350	7,802
Fifth Third Bancorp	18	670
JPMorgan Chase & Co.	432	86,529
KeyCorp	380	6,008
New York Community Bancorp, Inc.	96	309
Pinnacle Financial Partners, Inc.	47	4,036
PNC Financial Services Group, Inc.	41	6,626
Royal Bank of Canada(b)	22	2,219
Southern States Bancshares, Inc.	471	12,208
Synovus Financial Corp.	72	2,884
Truist Financial Corp.	61	2,378
United Bankshares, Inc.	852	30,493
US Bancorp	221	9,879

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Banks – 2.62% (Continued)
Wells Fargo & Co.	1,858	$107,689
Zions Bancorp NA	452	19,617
		355,045
Beverages – 0.51%
Coca-Cola Co.	456	27,899
Constellation Brands, Inc. – Class A	36	9,783
Keurig Dr Pepper, Inc.	418	12,820
Monster Beverage Corp.(a)	271	16,065
PepsiCo, Inc.	18	3,150
		69,717
Biotechnology – 1.88%
AbbVie, Inc.	145	26,404
Amgen, Inc.	74	21,040
Exact Sciences Corp.(a)	96	6,630
Gilead Sciences, Inc.	18	1,319
Humacyte, Inc.(a)	1,493	4,643
Neurocrine Biosciences, Inc.(a)	180	24,826
United Therapeutics Corp.(a)	739	169,762
Vertex Pharmaceuticals, Inc.(a)	1	418
		255,042
Broadline Retail – 1.76%
Alibaba Group Holding Ltd. – ADR	18	1,302
Amazon.com, Inc.(a)	1,247	224,934
Etsy, Inc.(a)	109	7,490
Ollie’s Bargain Outlet Holdings, Inc.(a)	61	4,854
Qurate Retail, Inc. – Class A(a)	324	399
		238,979
Building Products – 1.37%
A O Smith Corp.	72	6,441
Allegion PLC(b)	18	2,425
Carlisle Cos., Inc.	180	70,532
Fortune Brands Innovations, Inc.	576	48,770
Lennox International, Inc.	5	2,444
Owens Corning	41	6,839
Simpson Manufacturing Co., Inc.	237	48,628
		186,079
Capital Markets – 1.74%
Ameriprise Financial, Inc.	1	438
Bank of New York Mellon Corp.	18	1,037

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Capital Markets – 1.74% (Continued)
BlackRock, Inc.	7	$5,836
Cboe Global Markets, Inc.	18	3,307
Charles Schwab Corp.	1,454	105,183
Goldman Sachs Group, Inc.	6	2,506
Houlihan Lokey, Inc.	239	30,638
Intercontinental Exchange, Inc.	91	12,506
KKR & Co., Inc.	162	16,294
LPL Financial Holdings, Inc.	2	528
Moody’s Corp.	7	2,751
Morgan Stanley	18	1,695
Nasdaq, Inc.	18	1,136
S&P Global, Inc.	3	1,276
Stifel Financial Corp.	578	45,183
T Rowe Price Group, Inc.	38	4,633
Victory Capital Holdings, Inc. – Class A	36	1,527
		236,474
Chemicals – 2.16%
Air Products and Chemicals, Inc.	5	1,211
Cabot Corp.	36	3,319
Chemours Co.	114	2,994
Dow, Inc.	2,971	172,111
Ecolab, Inc.	3	693
Linde PLC(b)	234	108,651
Mosaic Co.	18	584
PPG Industries, Inc.	18	2,608
Sherwin-Williams Co.	4	1,389
		293,560
Commercial Services & Supplies – 0.17%
Republic Services, Inc.	18	3,446
Waste Management, Inc.	90	19,183
		22,629
Communications Equipment – 1.36%
Arista Networks, Inc.(a)	543	157,459
Cisco Systems, Inc.	529	26,402
Motorola Solutions, Inc.	2	710
		184,571
Construction & Engineering – 2.63%
AECOM	1	98
Comfort Systems USA, Inc.	1,032	327,878

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Construction & Engineering – 2.63% (Continued)
Quanta Services, Inc.	78	$20,264
Valmont Industries, Inc.	37	8,446
		356,686
Construction Materials – 0.00%
Vulcan Materials Co.	1	273

Consumer Finance – 1.31%
American Express Co.	54	12,295
Capital One Financial Corp.	1,017	151,422
Discover Financial Services	36	4,719
FirstCash Holdings, Inc.	22	2,806
Katapult Holdings, Inc.(a)	543	6,331
		177,573
Consumer Staples Distribution & Retail – 2.04%
BJ’s Wholesale Club Holdings, Inc.(a)	670	50,686
Costco Wholesale Corp.	150	109,895
Dollar General Corp.	2	312
Dollar Tree, Inc.(a)	636	84,683
Ingles Markets, Inc. – Class A	18	1,380
Kroger Co.	73	4,170
Sprouts Farmers Market, Inc.(a)	96	6,190
Sysco Corp.	18	1,461
Target Corp.	39	6,911
Walgreens Boots Alliance, Inc.	185	4,013
Walmart, Inc.	121	7,281
		276,982
Containers & Packaging – 0.70%
AptarGroup, Inc.	185	26,620
Avery Dennison Corp.	79	17,637
Ball Corp.	90	6,062
Berry Global Group, Inc.	46	2,782
Crown Holdings, Inc.	7	555
International Paper Co.	18	702
TriMas Corp.	1,501	40,122
		94,480
Diversified Consumer Services – 0.03%
Chegg, Inc.(a)	126	954
Service Corp. International	36	2,671
		3,625

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Diversified Telecommunication Services – 1.14%
AT&T, Inc.	8,058	$141,821
Verizon Communications, Inc.	306	12,840
		154,661
Electric Utilities – 0.65%
American Electric Power Co., Inc.	54	4,649
Duke Energy Corp.	57	5,512
NextEra Energy, Inc.	1,123	71,771
Southern Co.	18	1,291
Via Renewables, Inc.	2	22
Xcel Energy, Inc.	90	4,838
		88,083
Electrical Equipment – 1.86%
Ballard Power Systems, Inc.(a)(b)	216	600
Eaton Corp. PLC(b)	18	5,628
Emerson Electric Co.	704	79,847
FuelCell Energy, Inc.(a)	432	514
Generac Holdings, Inc.(a)	18	2,271
Ideal Power, Inc.(a)	126	1,121
Nuvve Holding Corp.(a)	1,087	1,196
nVent Electric PLC(b)	612	46,145
Plug Power, Inc.(a)	54	186
Regal Rexnord Corp.	91	16,389
Rockwell Automation, Inc.	235	68,463
Sensata Technologies Holding PLC(b)	817	30,017
		252,377
Electronic Equipment, Instruments & Components – 1.08%
Arrow Electronics, Inc.(a)	235	30,423
Badger Meter, Inc.	28	4,531
Corning, Inc.	126	4,153
CTS Corp.	325	15,207
ePlus, Inc.(a)	307	24,112
Fabrinet(a)(b)	7	1,323
Insight Enterprises, Inc.(a)	239	44,338
Keysight Technologies, Inc.(a)	2	313
Plexus Corp.(a)	236	22,378
		146,778
Energy Equipment & Services – 0.06%
Baker Hughes Co.	252	8,442

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Entertainment – 0.92%
Electronic Arts, Inc.	36	$4,776
Netflix, Inc.(a)	80	48,587
ROBLOX Corp. – Class A(a)	54	2,062
Take-Two Interactive Software, Inc.(a)	3	445
Walt Disney Co.	289	35,362
Warner Bros Discovery, Inc.(a)	3,821	33,357
		124,589
Financial Services – 3.91%
Block, Inc.(a)	202	17,085
Equitable Holdings, Inc.	1,592	60,512
Euronet Worldwide, Inc.(a)	55	6,046
Fidelity National Information Services, Inc.	2,111	156,593
Global Payments, Inc.	18	2,406
Mastercard, Inc. – Class A	150	72,236
PayPal Holdings, Inc.(a)	2,028	135,856
Visa, Inc. – Class A	289	80,654
		531,388
Food Products – 1.32%
Flowers Foods, Inc.	306	7,268
Freshpet, Inc.(a)	56	6,488
General Mills, Inc.	148	10,356
Hershey Co.	23	4,474
Mondelez International, Inc. – Class A	18	1,260
Tyson Foods, Inc. – Class A	2,543	149,349
		179,195
Gas Utilities – 1.80%
National Fuel Gas Co.	3,392	182,218
Suburban Propane Partners LP	3,064	62,598
		244,816
Ground Transportation – 0.54%
CSX Corp.	36	1,335
Knight-Swift Transportation Holdings, Inc.	26	1,431
Old Dominion Freight Line, Inc.	2	439
Uber Technologies, Inc.(a)	792	60,975
Union Pacific Corp.	37	9,099
		73,279
Health Care Equipment & Supplies – 1.23%
Abbott Laboratories	92	10,457
Align Technology, Inc.(a)	18	5,903

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Health Care Equipment & Supplies – 1.23% (Continued)
Asensus Surgical, Inc.(a)	1,170	$269
Becton Dickinson & Co.	2	495
Boston Scientific Corp.(a)	1,140	78,078
DENTSPLY SIRONA, Inc.	36	1,195
Dexcom, Inc.(a)	217	30,097
Edwards Lifesciences Corp.(a)	36	3,440
Intuitive Surgical, Inc.(a)	6	2,395
Koninklijke Philips NV(a)(b)	348	6,960
Masimo Corp.(a)	109	16,007
Medtronic PLC(b)	112	9,761
Zimmer Biomet Holdings, Inc.	18	2,376
		167,433
Health Care Providers & Services – 3.87%
Centene Corp.(a)	116	9,104
Cigna Group	21	7,627
CVS Health Corp.	153	12,203
Elevance Health, Inc.	492	255,121
Fresenius Medical Care AG & Co. KGaA – ADR	234	4,512
HealthEquity, Inc.(a)	36	2,939
Henry Schein, Inc.(a)	692	52,260
Humana, Inc.	94	32,592
McKesson Corp.	24	12,884
Quest Diagnostics, Inc.	42	5,591
UnitedHealth Group, Inc.	266	131,590
		526,423
Health Care REITs – 0.00%
Medical Properties Trust, Inc.	36	169

Hotels, Restaurants & Leisure – 2.28%
Airbnb, Inc. – Class A(a)	18	2,969
Booking Holdings, Inc.	5	18,139
Chipotle Mexican Grill, Inc.(a)	22	63,949
Domino’s Pizza, Inc.	6	2,981
DraftKings, Inc. – Class A(a)	54	2,452
Hilton Worldwide Holdings, Inc.	306	65,273
Hyatt Hotels Corp. – Class A	56	8,939
Las Vegas Sands Corp.	1,824	94,301
McDonald’s Corp.	23	6,485
Norwegian Cruise Line Holdings Ltd.(a)(b)	198	4,144
Penn Entertainment, Inc.(a)	18	328
Restaurant Brands International, Inc.(b)	74	5,879

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Hotels, Restaurants & Leisure – 2.28% (Continued)
Starbucks Corp.	222	$20,289
Wynn Resorts Ltd.	131	13,392
		309,520
Household Durables – 0.20%
LGI Homes, Inc.(a)	216	25,136
PulteGroup, Inc.	18	2,171
Sony Group Corp. – ADR	1	86
		27,393
Household Products – 0.54%
Church & Dwight Co., Inc.	38	3,964
Clorox Co.	379	58,028
Kimberly-Clark Corp.	8	1,035
Procter & Gamble Co.	60	9,735
		72,762
Industrial Conglomerates – 0.59%
3M Co.	128	13,577
General Electric Co.	21	3,686
Honeywell International, Inc.	307	63,012
		80,275
Insurance – 3.17%
Aflac, Inc.	18	1,545
Allstate Corp.	885	153,114
Aon PLC – Class A(b)	63	21,024
Chubb Ltd.(b)	164	42,497
Fidelity National Financial, Inc.	18	956
Hartford Financial Services Group, Inc.	18	1,855
Markel Group, Inc.(a)	6	9,129
Marsh & McLennan Cos., Inc.	236	48,611
Old Republic International Corp.	108	3,318
Primerica, Inc.	185	46,798
Progressive Corp.	59	12,202
Prudential Financial, Inc.	42	4,931
Selective Insurance Group, Inc.	41	4,476
Willis Towers Watson PLC(b)	293	80,576
		431,032
Interactive Media & Services – 0.95%
Alphabet, Inc. – Class A(a)	454	68,522
Alphabet, Inc. – Class C(a)	110	16,749

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Interactive Media & Services – 0.95% (Continued)
IAC, Inc.(a)	276	$14,722
Meta Platforms, Inc. – Class A	61	29,620
		129,613
IT Services – 2.67%
Accenture PLC – Class A(b)	567	196,528
EPAM Systems, Inc.(a)	437	120,681
International Business Machines Corp.	162	30,936
VeriSign, Inc.(a)	72	13,645
		361,790
Leisure Products – 0.02%
Peloton Interactive, Inc. – Class A(a)	108	463
Polaris, Inc.	18	1,802
		2,265
Life Sciences Tools & Services – 0.81%
Danaher Corp.	43	10,738
ICON PLC(a)(b)	18	6,047
Illumina, Inc.(a)	40	5,493
IQVIA Holdings, Inc.(a)	166	41,980
Thermo Fisher Scientific, Inc.	78	45,334
Waters Corp.(a)	1	344
		109,936
Machinery – 2.30%
AGCO Corp.	91	11,195
Caterpillar, Inc.	18	6,596
CNH Industrial NV(b)	1,102	14,282
Crane Co.	36	4,865
Deere & Co.	25	10,269
Donaldson Co., Inc.	487	36,369
Dover Corp.	148	26,224
EnPro Industries, Inc.	18	3,038
Gates Industrial Corp. PLC(a)(b)	1,080	19,127
IDEX Corp.	1	244
Illinois Tool Works, Inc.	59	15,831
ITT, Inc.	109	14,827
Oshkosh Corp.	888	110,742
Otis Worldwide Corp.	126	12,508
PACCAR, Inc.	115	14,247
Parker-Hannifin Corp.	18	10,004
Stanley Black & Decker, Inc.	18	1,763
		312,131

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Marine Transportation – 0.18%
Castor Maritime, Inc.(a)(b)	9	$31
Golden Ocean Group Ltd.(b)	1,042	13,504
Star Bulk Carriers Corp.(b)	440	10,503
		24,038
Media – 1.29%
Charter Communications, Inc. – Class A(a)	295	85,735
Comcast Corp. – Class A	619	26,834
Interpublic Group of Cos., Inc.	884	28,845
Liberty Broadband Corp. – Class C(a)	328	18,771
Liberty Media Corp.-Liberty SiriusXM(a)	36	1,070
Omnicom Group, Inc.	42	4,064
Paramount Global – Class B	867	10,205
		175,524
Metals & Mining – 2.92%
Barrick Gold Corp.(b)	2,132	35,477
BHP Group Ltd. – ADR	18	1,038
Cleveland-Cliffs, Inc.(a)	8,266	187,969
Freeport-McMoRan, Inc.	612	28,776
Nucor Corp.	384	75,994
Reliance Steel & Aluminum Co.	1	334
Rio Tinto PLC – ADR	18	1,147
Royal Gold, Inc.	18	2,193
United States Steel Corp.	1,554	63,372
		396,300
Mortgage Real Estate Investment Trusts (REITs) – 0.01%
Blackstone Mortgage Trust, Inc. – Class A	18	358
Chimera Investment Corp.	108	498
		856
Multi-Utilities – 0.51%
CenterPoint Energy, Inc.	126	3,590
CMS Energy Corp.	18	1,086
Dominion Energy, Inc.	1,324	65,127
		69,803
Oil, Gas & Consumable Fuels – 10.40%
Alliance Resource Partners LP	526	10,546
Antero Midstream Corp.	72	1,012
Ardmore Shipping Corp.(b)	329	5,402
Chevron Corp.	1,228	193,706

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Oil, Gas & Consumable Fuels – 10.40% (Continued)
Chord Energy Corp.	38	$6,773
Civitas Resources, Inc.	18	1,366
ConocoPhillips	2,326	296,054
Coterra Energy, Inc.	132	3,680
CrossAmerica Partners LP	234	5,333
Devon Energy Corp.	957	48,022
Energy Transfer LP	3,155	49,628
EOG Resources, Inc.	38	4,858
Exxon Mobil Corp.	308	35,802
FLEX LNG Ltd.(b)	60	1,526
International Seaways, Inc.(b)	20	1,064
Kinder Morgan, Inc.	36	660
New Fortress Energy, Inc.	129	3,946
NGL Energy Partners LP(a)	38,322	220,735
Occidental Petroleum Corp.	917	59,596
ONEOK, Inc.	457	36,638
Pembina Pipeline Corp.(b)	270	9,542
Permian Resources Corp.	77	1,360
Phillips 66	113	18,457
Pioneer Natural Resources Co.	2	525
Shell PLC – ADR	4,243	284,450
Summit Midstream Partners LP(a)	168	4,716
Tellurian, Inc.(a)	576	381
TotalEnergies SE – ADR	72	4,956
Uranium Energy Corp.(a)	167	1,127
Valero Energy Corp.	18	3,072
Williams Cos., Inc.	2,453	95,593
		1,410,526
Paper & Forest Products – 0.26%
Louisiana-Pacific Corp.	415	34,823
Sylvamo Corp.	18	1,111
		35,934
Passenger Airlines – 0.82%
American Airlines Group, Inc.(a)	1,278	19,617
Delta Air Lines, Inc.	1,068	51,125
Southwest Airlines Co.	1,193	34,824
United Airlines Holdings, Inc.(a)	126	6,033
		111,599

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Personal Care Products – 0.04%
Beauty Health Co.(a)	72	$320
elf Beauty, Inc.(a)	25	4,901
Estee Lauder Cos., Inc. – Class A	1	154
		5,375
Pharmaceuticals – 1.16%
Acasti Pharma, Inc.(a)(b)	1,500	5,175
AstraZeneca PLC – ADR	205	13,889
Bristol-Myers Squibb Co.	77	4,176
Eli Lilly & Co.	5	3,890
GSK PLC – ADR	252	10,803
Johnson & Johnson	580	91,749
Merck & Co., Inc.	108	14,251
Novartis AG – ADR	18	1,741
Perrigo Co. PLC(b)	180	5,794
Pfizer, Inc.	36	999
Takeda Pharmaceutical Co. Ltd. – ADR	54	750
Zoetis, Inc.	24	4,061
		157,278
Professional Services – 0.60%
Automatic Data Processing, Inc.	37	9,240
Booz Allen Hamilton Holding Corp.	54	8,016
FTI Consulting, Inc.(a)	36	7,570
Jacobs Solutions, Inc.	4	615
KBR, Inc.	185	11,777
Paychex, Inc.	5	614
Paycom Software, Inc.	43	8,557
RELX PLC – ADR	36	1,558
Robert Half International, Inc.	418	33,140
		81,087
Residential REITs – 0.20%
Equity LifeStyle Properties, Inc.	18	1,159
Sun Communities, Inc.	198	25,459
		26,618
Retail REITs – 1.25%
Simon Property Group, Inc.	1,086	169,949

Semiconductors & Semiconductor Equipment – 8.07%
Advanced Micro Devices, Inc.(a)	185	33,391
Applied Materials, Inc.	54	11,136

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Semiconductors & Semiconductor Equipment – 8.07% (Continued)
ASML Holding NV(b)	144	$139,748
Broadcom, Inc.	42	55,667
Daqo New Energy Corp. – ADR(a)	18	507
Entegris, Inc.	326	45,816
Intel Corp.	6,244	275,797
KLA Corp.	23	16,067
Lam Research Corp.	10	9,716
Micron Technology, Inc.	90	10,610
MKS Instruments, Inc.	18	2,394
Monolithic Power Systems, Inc.	2	1,355
NVIDIA Corp.	318	287,333
QUALCOMM, Inc.	207	35,045
Skyworks Solutions, Inc.	18	1,950
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	88	11,972
Teradyne, Inc.	18	2,031
Texas Instruments, Inc.	893	155,570
		1,096,105
Software – 5.81%
Adobe, Inc.(a)	162	81,745
Autodesk, Inc.(a)	312	81,251
C3.ai, Inc. – Class A(a)	54	1,462
Cadence Design Systems, Inc.(a)	236	73,462
Clear Secure, Inc. – Class A	126	2,680
Crowdstrike Holdings, Inc. – Class A(a)	72	23,082
CyberArk Software Ltd.(a)(b)	19	5,047
Dynatrace, Inc.(a)	205	9,520
Fortinet, Inc.(a)	599	40,918
Gen Digital, Inc.	1,912	42,829
Intuit, Inc.	131	85,150
Microsoft Corp.	252	106,021
Oracle Corp.	129	16,204
Palo Alto Networks, Inc.(a)	2	568
Progress Software Corp.	344	18,339
PTC, Inc.(a)	144	27,207
Salesforce, Inc.	23	6,927
SAP SE – ADR	692	134,961
ServiceNow, Inc.(a)	39	29,734
Zoom Video Communications, Inc. – Class A(a)	18	1,177
		788,284

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Specialized REITs – 0.06%
American Tower Corp.	2	$395
Crown Castle, Inc.	21	2,222
Iron Mountain, Inc.	18	1,444
PotlatchDeltic Corp.	99	4,655
		8,716
Specialty Retail – 3.53%
Advance Auto Parts, Inc.	24	2,042
AutoZone, Inc.(a)	1	3,152
Bath & Body Works, Inc.	2,964	148,258
Burlington Stores, Inc.(a)	61	14,164
CarMax, Inc.(a)	111	9,669
Five Below, Inc.(a)	56	10,157
GameStop Corp. – Class A(a)	18	225
Gap, Inc.	36	992
Home Depot, Inc.	270	103,572
Lowe’s Cos., Inc.	22	5,604
O’Reilly Automotive, Inc.(a)	86	97,084
Penske Automotive Group, Inc.	149	24,137
RH(a)	1	348
TJX Cos., Inc.	149	15,112
Valvoline, Inc.(a)	1,008	44,927
		479,443
Technology Hardware, Storage & Peripherals – 0.64%
Apple, Inc.	312	53,501
HP, Inc.	253	7,646
NetApp, Inc.	129	13,541
Seagate Technology Holdings PLC(b)	18	1,675
Western Digital Corp.(a)	162	11,055
		87,418
Textiles, Apparel & Luxury Goods – 0.35%
Crocs, Inc.(a)	18	2,588
NIKE, Inc. – Class B	18	1,692
Skechers USA, Inc. – Class A(a)	640	39,206
Tapestry, Inc.	91	4,321
VF Corp.	18	276
		48,083

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
Tobacco – 0.75%
Altria Group, Inc.	381	$16,619
British American Tobacco PLC – ADR	126	3,843
Philip Morris International, Inc.	870	79,710
Universal Corp.	36	1,862
		102,034
Trading Companies & Distributors – 1.68%
AerCap Holdings NV(a)(b)	1,105	96,036
Applied Industrial Technologies, Inc.	148	29,237
Beacon Roofing Supply, Inc.(a)	541	53,030
Core & Main, Inc. – Class A(a)	656	37,556
MSC Industrial Direct Co., Inc. – Class A	54	5,240
WESCO International, Inc.	37	6,337
WW Grainger, Inc.	1	1,017
		228,453
Wireless Telecommunication Services – 0.31%
T-Mobile US, Inc.	254	41,458
Total Common Stocks
(Cost $11,556,224)		13,095,622

EXCHANGE TRADED FUNDS – 3.21%
Columbia Diversified Fixed Income Allocation ETF	186	3,307
Direxion Daily Financial Bull 3X Shares	43	4,825
Energy Select Sector SPDR Fund	24	2,266
Fidelity Dividend ETF for Rising Rates	224	10,427
Fidelity International Multifactor ETF	91	2,504
Fidelity MSCI Consumer Discretionary Index ETF	109	8,990
Fidelity MSCI Health Care Index ETF	204	14,233
Fidelity MSCI Information Technology Index ETF	169	26,337
Fidelity MSCI Materials Index ETF	90	4,713
Fidelity Nasdaq Composite Index ETF	40	2,576
Fidelity Quality Factor ETF	457	26,936
First Trust Enhanced Short Maturity ETF	379	22,596
First Trust Value Line Dividend Index Fund	116	4,899
Franklin FTSE United Kingdom ETF	80	2,090
InfraCap MLP ETF	2,384	98,222
Invesco Aerospace & Defense ETF	23	2,336
Invesco QQQ Trust Series 1	19	8,436
iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	1	13

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
EXCHANGE TRADED FUNDS – 3.21% (Continued)
iShares 0-5 Year High Yield Corporate Bond ETF	43	$1,830
iShares 10-20 Year Treasury Bond ETF	19	1,996
iShares 20+ Year Treasury Bond ETF	19	1,798
iShares Core Dividend Growth ETF	1,032	59,919
iShares Core MSCI Europe ETF	38	2,198
iShares Core S&P Small-Cap ETF	20	2,210
iShares MSCI EAFE ETF	147	11,739
iShares Russell 1000 ETF	5	1,440
iShares S&P 500 Growth ETF	26	2,195
iShares TIPS Bond ETF	451	48,442
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	21	2,017
Schwab International Equity ETF	61	2,380
Schwab US TIPS ETF	39	2,034
SPDR Gold Shares(a)	44	9,052
SPDR S&P 500 ETF Trust	4	2,092
SPDR S&P Bank ETF	54	2,543
SPDR S&P MidCap 400 ETF Trust	2	1,113
Strategy Shares NASDAQ 7 HANDL ETF	252	5,345
United States Oil Fund LP(a)	25	1,968
US Global Jets ETF(a)	128	2,689
Vanguard Growth ETF	19	6,540
Vanguard Russell 1000	78	18,589
Total Exchange Traded Funds
(Cost $409,738)		435,835

CLOSED END FUNDS – 0.12%
Ares Capital Corp.	36	750
BlackRock Utilities Infrastructure & Power Opportunities Trust	18	388
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	234	3,025
First Trust MLP and Energy Income Fund	252	2,437
Golub Capital BDC, Inc.	54	898
Hercules Capital, Inc.	345	6,365
Sprott Focus Trust, Inc.	279	2,243
Virtus Artificial Intelligence & Technology Opportunities Fund	18	361
Total Closed End Funds
(Cost $15,729)		16,467

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Schedule of Investments (Unaudited) – Continued
March 31, 2024

	Shares	Value
SHORT-TERM INVESTMENTS – 0.45%

Money Market Funds – 0.45%
First American Government Obligations Fund, Class X, 5.23%(c)	60,312	$60,312
Total Short-Term Investments
(Cost $60,312)		60,312
Total Investments
(Cost $12,042,003) – 100.24%		13,608,236
Liabilities in Excess of Other Assets – (0.24)%		(32,455)
Total Net Assets – 100.00%		$13,575,781

ADR – American Depositary Receipt
REIT – Real Estate Investment Trust
PLC – Public Liability Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of March 31, 2024.

The Global Industry Classification Standard (“GICS”®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use.

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Statement of Assets and Liabilities (Unaudited)
March 31, 2024

	Unusual Whales	Unusual Whales
	Subversive Democratic	Subversive Republican
	Trading ETF	Trading ETF
ASSETS:
Investments, at value (Cost $63,464,374, $12,042,003)	$68,848,970	$13,608,236
Cash	7,081	3,280
Investment receivable	741,767	238,425
Dividends and interest receivable	42,218	8,777
Receivable for fund shares sold	1,716,840	—
Total assets	71,356,876	13,858,718

LIABILITIES:
Payable to Adviser	29,476	4,791
Investment payable	4,317,083	278,146
Total liabilities	4,346,559	282,937

NET ASSETS	$67,010,317	$13,575,781

NET ASSETS CONSIST OF:
Paid-in capital	$61,653,779	$12,070,430
Total distributable earnings	5,356,538	1,505,351
Net assets	$67,010,317	$13,575,781

Shares issued and outstanding(1)	1,950,000	450,000
Net asset value	$34.36	$30.17

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Statement of Operations (Unaudited)
For the Six Months Ended March 31, 2024

	Unusual Whales	Unusual Whales
	Subversive Democratic	Subversive Republican
	Trading ETF	Trading ETF
INVESTMENT INCOME:
Dividend Income (net of foreign withholding taxes of $871, $180)	$131,513	$65,170
Interest income	19,687	810
Total investment income	151,200	65,980

EXPENSES:
Investment advisory fees (See Note 3)	76,428	26,416
Total expenses	76,428	26,416
NET INVESTMENT INCOME	74,772	39,564

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(16,505)	(13,258)
Net change in unrealized appreciation (depreciation) on investments	4,971,269	1,535,070
Net realized and unrealized gain on investments	4,954,764	1,521,812
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$5,029,536	$1,561,376

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Statement of Changes in Net Assets

	For the Six Months
	Ended	For the Period
	March 31, 2024	Inception through
	(Unaudited)	September 30, 2023(1)
OPERATIONS:
Net investment income	$74,772	$27,663
Net realized loss on investments	(16,505)	(8,562)
Net change in net unrealized
appreciation (depreciation) on investments	4,971,269	413,327
Net increase in net assets resulting from operations	5,029,536	432,428

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	52,662,403	8,993,265

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings (See Note 4)	(107,315)	—

NET INCREASE IN NET ASSETS	57,584,624	9,425,693

NET ASSETS:
Beginning of period	9,425,693	—
End of period	$67,010,317	$9,425,693

(1)	Inception date of the Fund was February 6, 2023.
(2)	A summary of capital share transactions is as follows:

	For the Six Months Ended		For the Period
	March 31, 2024		Inception through
	(Unaudited)		September 30, 2023(1)
SHARE TRANSACTIONS:	Shares	Amount	Shares	Amount
Issued	1,600,000	$52,662,403	375,000	$9,597,018
Redeemed	—	—	(25,000)	(603,753)
Net increase in shares outstanding	1,600,000	$52,662,403	350,000	$8,993,265

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Statement of Changes in Net Assets

	For the Six Months
	Ended	For the Period
	March 31, 2024	Inception through
	(Unaudited)	September 30, 2023(1)
OPERATIONS:
Net investment income	$39,564	$40,112
Net realized loss on investments	(13,258)	(71,648)
Net change in net unrealized
appreciation (depreciation) on investments	1,535,070	31,163
Net increase (decrease) in net assets resulting from operations	1,561,376	(373)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions(2)	7,134,812	4,935,618

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings (See Note 4)	(55,652)	—

NET INCREASE IN NET ASSETS	8,640,536	4,935,245

NET ASSETS:
Beginning of period	4,935,245	—
End of period	$13,575,781	$4,935,245

(1)	Inception date of the Fund was February 6, 2023.
(2)	A summary of capital share transactions is as follows:

	For the Six Months Ended		For the Period
	March 31, 2024		Inception through
	(Unaudited)		September 30, 2023(1)
SHARE TRANSACTIONS:	Shares	Amount	Shares	Amount
Issued	250,000	$7,134,812	200,000	$4,935,618
Net increase in shares outstanding	250,000	$7,134,812	200,000	$4,935,618

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE DEMOCRATIC TRADING ETF

Financial Highlights

For a Fund share outstanding throughout the periods.

	For the Six Months
	Ended	For the Period
	March 31, 2024	Inception through
	(Unaudited)	September 30, 2023(1)
PER SHARE DATA:
Net asset value, beginning of period	$26.93	$25.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.12	0.10
Net realized and unrealized gain on investments	7.60	1.83
Total from investment operations	7.72	1.93

LESS DISTRIBUTIONS:
From net investment income	(0.12)	—
From net realized gains	(0.17)	—
Total distributions paid	(0.29)	—

Net Asset Value, end of period	$34.36	$26.93

TOTAL RETURN, AT NAV(3)(4)	28.80%	7.72%
TOTAL RETURN, AT MARKET(3)(4)	29.00%	7.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$67,010	$9,426

Ratio of expenses to average net assets(5)	0.75%	0.75%
Ratio of net investment income to average net assets(5)	0.73%	0.57%
Portfolio turnover rate(4)(6)(7)	39%	44%

(1)	Inception date of the Fund was February 6, 2023.
(2)	Calculated based on average shares outstanding during the period.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less that one years.
(6)	Excludes in-kind transactions associated with creations of the Fund.
(7)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE REPUBLICAN TRADING ETF

Financial Highlights

For a Fund share outstanding throughout the periods.

	For the Six Months
	Ended	For the Period
	March 31, 2024	Inception through
	(Unaudited)	September 30, 2023(1)
PER SHARE DATA:
Net asset value, beginning of period	$24.68	$25.00

INVESTMENT OPERATIONS:
Net investment income(2)	0.15	0.21
Net realized and unrealized gain (loss) on investments	5.62	(0.53)
Total from investment operations	5.77	(0.32)

LESS DISTRIBUTIONS:
From net investment income	(0.28)	—
Total distributions paid	(0.28)	—

Net Asset Value, end of period	$30.17	$24.68

TOTAL RETURN, AT NAV(3)(4)	23.49%	-1.30%
TOTAL RETURN, AT MARKET(3)(4)	23.71%	-1.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$13,576	$4,935

Ratio of expenses to average net assets(5)	0.75%	0.75%
Ratio of net investment income to average net assets(5)	1.12%	1.32%
Portfolio turnover rate(4)(6)(7)	24%	46%

(1)	Inception date of the Fund was February 6, 2023.
(2)	Calculated based on average shares outstanding during the period.
(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less that one years.
(6)	Excludes in-kind transactions associated with creations of the Fund.
(7)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and securities sold short). The denominator includes the average fair value of long positions throughout the period.

The accompanying notes are an integral part of these financial statements.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements (Unaudited)
March 31, 2024

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Unusual Whales Subversive Democratic Trading ETF (“Democratic Trading ETF”) and the Unusual Whales Subversive Republican Trading ETF (“Republican Trading ETF”) (each separately a “Fund,” or collectively, the “Funds”) each has its own investment objectives and policies with the Trust. The Funds commenced operations on February 6, 2023. The Funds’ investment adviser, Subversive Capital Advisor LLC (the “Adviser”) is responsible for providing management oversight, investment advisory services, day-to-day management of the Funds’ assets, as well as compliance, sales, marketing, and operations services to the Funds. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946, Financial Services – Investment Companies. The Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust. Organizational costs that were incurred to establish the Funds to enable them to legally do business were paid for by the Adviser. These payments are not recoupable by the Adviser.

The Democratic Trading ETF seeks to achieve long-term capital appreciation by investing primarily in equity securities of publicly traded companies that sitting Democratic members of United States Congress and/or their families also have reported to have invested in through public disclosure filings made by such Congresspersons pursuant to the Stop Trading on Congressional Knowledge Act (“STOCK Act”). The Fund will focus on the equity securities purchased or sold by members of Congress who are registered members of the Democratic Party and their families. The Fund will not consider investments by any U.S. Congressperson who is not registered as a member of the Democratic Party (e.g., a U.S. Congressperson who is registered as an Independent but who may caucus as member of the Democratic Party).

The Republican Trading ETF seeks to achieve long-term capital appreciation by investing primarily in equity securities of publicly traded companies that sitting Republican members of United States Congress and/or their families also have reported to have invested in through public disclosure filings made by such Congresspersons pursuant to the STOCK Act. The Fund will focus on the equity securities purchased or sold by members of Congress who are registered members of the Republican Party and their families. The Fund will not consider investments by any U.S. Congressperson who is not registered as a member of the Republican Party (e.g., a U.S. Congressperson who is registered as an Independent but who may caucus as member of the Republican Party).

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Investment Valuation – The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Funds. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2024

on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported net asset values (“NAV”). To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Funds and their Valuation Designee (as defined below) in calculating the Funds’ NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Funds have designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers, or independent pricing services are unreliable.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2024

The following is a summary of the inputs used to value the Funds’ securities by Level within the fair value hierarchy as of March 31, 2024:

Democratic Trading ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$64,208,608	$—	$—	$64,208,608
Exchange Traded Funds	1,851,817	—	—	1,851,817
Closed End Funds	30,415	—	—	30,415
Money Market Funds	2,758,130	—	—	2,758,130
Total Investments in Securities	$68,848,970	$—	$—	$68,848,970

Republican Trading ETF

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$13,095,622	$—	$—	$13,095,622
Exchange Traded Funds	435,835	—	—	435,835
Closed End Funds	16,467	—	—	16,467
Money Market Funds	60,312	—	—	60,312
Total Investments in Securities	$13,608,236	$—	$—	$13,608,236

As of the period ended March 31, 2024, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

Refer to each Fund’s Schedule of Investments for further information on the classification of investments.

B. Foreign Securities and Currency Translation – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year- end, resulting from changes in exchange rates.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2024

about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards, and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

C. Cash and Cash Equivalents – The Funds consider highly liquid short-term fixed income investments purchased with an original maturity of less than three months and money market funds to be cash equivalents. Cash equivalents are included in short term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

D. Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

E. Security Transactions, Income and Expenses – The Funds follow industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

F. Share Valuation – The NAV per share of the Funds is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Funds, rounded to the nearest cent. The Funds’ shares will not be priced on days which the Cboe BZX Exchange, Inc. is closed for trading.

G. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. Statement of Cash Flows – Pursuant to the Cash Flows Topic of the Codification, the Funds qualify for an exemption from the requirement to provide a statement of cash flows and have elected not to provide a statement of cash flows.

3.  RELATED PARTY TRANSACTIONS

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds’. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, a unified management fee (accrued daily) based upon the average daily net assets of the Funds at the annual rate of 0.75%.

The Adviser has retained Tidal Investments, LLC (the “sub-adviser”) to serve as sub-adviser to the Funds. The sub- adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. Fees associated with these services are paid to the sub-adviser by the Adviser.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2024

Under the Investment Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Advisory Agreement continues in effect for an initial two year period, and from year to year thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and by a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of a Fund on not more than 60 days’, nor less than 30 days’, written notice to the Adviser when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Trustees, or by the Adviser on not more than 60 days’ written notice to the Trust, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable under such agreement for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) acts as the Funds’ Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds, subject to annual minimums. The Adviser has agreed to pay all expenses of the Funds’ Administrator, transfer agent, fund accountant and custodian in accordance with the Investment Advisory Agreement.

Quasar Distributors, LLC is the Funds’ distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income or excise tax provision is required. As of, and during the period ended March 31, 2024, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Funds are subject to examination by taxing authorities for the tax periods since the commencement of operations.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2024

At September 30, 2023, the Funds’ most recently completed fiscal year end, the components of accumulated earnings (losses) on a tax basis were as follows:

	Democratic Trading ETF	Republican Trading ETF
Tax Cost of Investments*	$9,075,027	$4,960,518
Gross unrealized appreciation	$862,815	$333,750
Gross unrealized depreciation	(514,684)	(364,360)
Net unrealized appreciation(depreciation)	348,131	(30,610)
Undistributed ordinary income	90,574	40,113
Undistributed long-term capital gains	141	—
Distributable earnings	90,715	40,113
Other accumulated losses	(4,529)	(9,876)
Total accumulated gain (loss)	$434,317	$(373)

*	Represents cost for federal income tax purposes and differs from cost for financial reporting purposes due to wash sales.

As of September 30, 2023, the Republican Trading ETF had $9,669 in short-term capital loss carryovers, which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. For the taxable year ended September 30, 2023, the Funds had no deferred qualified late year losses. Qualified late year losses are certain ordinary losses which occur during the portion of the Funds’ taxable year subsequent to December 31.

Distributions to Shareholders – The Funds intend to distribute all net investment income and net realized gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

The tax character of distributions paid for the period ended March 31, 2024 were as follows:

	Ordinary Income	Short-Term Capital Gains	Total Distributions Paid
Democratic Trading ETF	$44,262	$63,053	$107,315
Republican Trading ETF	$55,652	—	$55,652

For the period ended September 30, 2023, the Funds did not make any distributions to shareholders.

5.  DISTRIBUTION FEES

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“the Plan”). In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of the Funds’ average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Funds’ assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Notes to the Financial Statements (Unaudited) – Continued
March 31, 2024

6.  CAPITAL SHARE TRANSACTIONS

Shares of the Funds are listed and trade on the Cboe BZX Exchange, Inc. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 25,000 shares called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Funds, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Funds for the period ended March 31, 2024, were as follows:

	U.S. Government Securities		Other Securities
	Purchases	Sales	Purchases*	Sales
Democratic Trading ETF	—	—	$29,975,054	$8,957,331
Republican Trading ETF	—	—	2,328,476	2,101,329

*	Purchases exclude subscriptions in-kind of $30,697,566 and $6,888,919 for the Democratic Trading ETF and Republican Trading ETF, respectively.

8.  OTHER REGULATORY MATTERS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Statement Regarding Liquidity Risk Management Program (Unaudited)
March 31, 2024

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Series Portfolios Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Subversive Capital Advisor LLC (the “Adviser”), the investment adviser to the Unusual Whales Subversive Democratic Trading ETF and the Unusual Whales Subversive Republican Trading ETF (the “Funds”), each a series of the Trust, has adopted and implemented a liquidity risk management program tailored specifically to the Funds (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for the Funds and to protect each Fund’s shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved the Adviser as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to Chrissie Yim, Chief Financial Officer and Chief Operating Officer, of the Adviser. The Program Administrator is required to provide a written annual report to the Board and the Trust’s chief compliance officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of each Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On October 25-26, 2023, the Board reviewed the Program Administrator’s written annual report for the period February 6, 2023, through May 31, 2023 (the “Report”). The Report provided an assessment of each Fund’s liquidity risk: the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Report noted that each Fund primarily held investments that were classified as highly liquid during the review period. The Report noted that each Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Funds be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Funds can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for each Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of a Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that each Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that each Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Additional Information (Unaudited) – Continued
March 31, 2024

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at https://www.sec.gov/. The Funds’ Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Funds’ Part F of Form N-PORT is available without charge upon request by calling 1-800-617-0004.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-800-617-0004. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling 1-800-617-0004, or on the SEC’s website at https://www.sec.gov/.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on the exchange at a price about (i.e. at a premium) or below (i.e. at a discount) the NAV of the Funds are available, without charge on the Funds’ website at https://www.subversiveetfs.com/.

UNUSUAL WHALES SUBVERSIVE CONGRESSIONAL TRADING ETFs

Privacy Notice (Unaudited)

The Funds collect non-public information about you from the following sources:

•	Information the Funds receive about you on applications or other forms;

•	Information you give the Funds orally; and/or

•	Information about your transactions with the Funds or others

The Funds do not disclose any non-public personal information about their customers or former customers without the customer’s authorization, except as permitted by law. The Funds may share information with affiliated and unaffiliated third parties with whom they have contracts for servicing the Funds. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. The Funds maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker- dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

With respect to the Funds, issues and redemptions of their shares at net asset value (“NAV”) occur only in large aggregations of a specified number of shares (e.g., 25,000) called “Creation Units.” Only Authorized Participants (“APs”) may acquire shares directly from an ETF, and only APs may tender their ETF shares for redemption directly to the ETF, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a DTC participant. In addition, each AP must execute a Participant Agreement that has been agreed to by the Funds’ distributor, and that has been accepted by the Funds’ transfer agent, with respect to purchases and redemptions of Creation Units.

Because of this structure, the Funds do not have any information regarding any “consumers” as defined in Rule 3 of Regulation S-P with respect to any ETFs, and consequently is not required by Regulation S-P to deliver a notice of the Funds’ privacy policy to any ETF shareholders.

INVESTMENT ADVISER
Subversive Capital Advisor, LLC
217 Centre Street, Suite 122
New York, NY 10013

DISTRIBUTOR
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Kirkland & Ellis LLP
1301 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-800-617-0004.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)      /s/Ryan L. Roell
Ryan L. Roell, President

Date      6/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/Ryan L. Roell
Ryan L. Roell, President

Date     6/7/2024

By (Signature and Title)      /s/Douglas Schafer
Douglas Schafer, Treasurer

Date     6/7/2024